Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Financial Support to these Related Parties	The following entities are considered to be related parties to the Group.
Related Party	Relationship with the Group
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Group since then
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group
Mr. Qu Chengcai	Chief Executive Officer. Mr. Qu resigned on October 17, 2024 and Mr.Qu was no longer a related party of the Group since then.
Mr. Sun Zhichen	Chief Executive Officer from January·2025, former Chief Financial Officer till October 17.2024.
Mr. Zhang Yong	Chief Executive Officer. Mr.Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025
The balance due to related parties represented borrowings from Key Space which were due within 12 months from borrowing. Details are as follows:
	As of September 30,
	2023	2024
Key Space	4,495	4,324
	4,495	4,324